Derivative Instruments and Accounting Hedges (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of bank's portfolio of derivative instruments
	As of December 31, 2019
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	8,166	—	2,547
Interest rate swap	86,317	32	6,739
Total derivatives held for hedging purposes	94,483	32	9,286
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,181,882	61,562	34,443
Total Derivatives held as cash flow hedges	1,181,882	61,562	34,443

Derivatives held-for-trading purposes
Currency forward	34,499,472	956,632	673,932
Interest rate swap	61,411,254	888,581	886,963
Cross currency swap and interest rate swap	18,575,756	873,371	1,210,059
Call currency options	178,414	4,961	1,529
Put currency options	158,672	1,076	2,209
Total derivatives held-for-trading purposes	114,823,568	2,724,621	2,774,692
Total	116,099,933	2,786,215	2,818,421
	As of December 31, 2020
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	5,031	—	1,646
Interest rate swap	29,508	—	4,873
Total derivatives held for hedging purposes	34,539	—	6,519
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,217,457	51,062	65,172
Total Derivatives held as cash flow hedges	1,217,457	51,062	65,172

Derivatives held-for-trading purposes
Currency forward	21,751,181	551,964	637,164
Interest rate swap	44,189,444	1,167,416	1,189,828
Cross currency swap and interest rate swap	18,893,219	845,831	940,565
Call currency options	71,914	269	306
Put currency options	57,395	1,462	2,099
Total derivatives held-for-trading purposes	84,963,153	2,566,942	2,769,962
Total	86,215,149	2,618,004	2,841,653

Schedule of Details of the Hedged elements and hedge instruments under fair value hedges
	As of December 31,
	2019	2020
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	8,166	5,031
Corporate bonds	86,317	29,508

Hedge instrument
Cross currency swap	8,166	5,031
Interest rate swap	86,317	29,508

Schedule of cash flows of borrowings from banks and bonds issued abroad
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,421)	(1,473)	(2,842)	(2,946)	(2,842)	(44,037)	(91,089)	(51,871)	(98,194)	(100,327)
Corporate Bond HKD	—	—	—	—	(12,829)	(13,352)	(25,627)	(90,988)	(91,034)	(78,369)	(320,604)	(269,894)	(450,094)	(452,603)
Corporate Bond PEN	—	—	(894)	(775)	(894)	(775)	(3,575)	(3,098)	(3,575)	(3,098)	(49,651)	(41,484)	(58,589)	(49,230)
Corporate Bond CHF	—	—	—	—	(798)	(829)	(1,597)	(94,332)	(90,095)	(121,182)	(116,765)	—	(209,255)	(216,343)
Corporate Bond USD	—	—	—	—	(1,600)	(1,515)	(3,200)	(3,030)	(3,200)	(3,030)	(43,994)	(40,140)	(51,994)	(47,715)
Obligation USD	(216)	(202)	(336)	(76)	(884)	(157,455)	(166,592)	—	—	—	—	—	(168,028)	(157,733)
Corporate Bond JPY	—	—	(34,638)	—	(2,121)	(2,115)	(38,596)	(38,110)	(3,482)	(3,472)	(193,625)	(191,351)	(272,462)	(235,048)
Corporate Bond AUD	—	—	(428)	(970)	(3,274)	(3,928)	(7,399)	(9,796)	(7,401)	(9,799)	(156,499)	(206,991)	(175,001)	(231,484)
Corporate Bond NOK	—	—	—	—	(2,341)	(2,275)	(4,682)	(4,550)	(4,682)	(4,550)	(75,919)	(71,491)	(87,624)	(82,866)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,421	1,473	2,842	2,946	2,842	44,037	91,089	51,871	98,194	100,327
Cross Currency Swap HKD	—	—	—	—	12,829	13,352	25,627	90,988	91,034	78,369	320,604	269,894	450,094	452,603
Cross Currency Swap PEN	—	—	894	775	894	775	3,575	3,098	3,575	3,098	49,651	41,484	58,589	49,230
Cross Currency Swap CHF	—	—	—	—	798	829	1,597	94,332	90,095	121,182	116,765	—	209,255	216,343
Cross Currency Swap USD	—	—	—	—	1,600	1,515	3,200	3,030	3,200	3,030	43,994	40,140	51,994	47,715
Cross Currency Swap USD	216	202	336	76	884	157,455	166,592	—	—	—	—	—	168,028	157,733
Cross Currency Swap JPY	—	—	34,638	—	2,121	2,115	38,596	38,110	3,482	3,472	193,625	191,351	272,462	235,048
Cross Currency Swap AUD	—	—	428	970	3,274	3,928	7,399	9,796	7,401	9,799	156,499	206,991	175,001	231,484
Cross Currency Swap NOK	—	—	—	—	2,341	2,275	4,682	4,550	4,682	4,550	75,919	71,491	87,624	82,866

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	156	160	33,648	280	21,062	186,116	234,065	213,673	280,074	246,244	795,068	741,654	1,364,073	1,388,127

Hedge instrument
Outflows:
Cross Currency Swap HKD	(156)	(160)	—	—	(8,798)	(9,035)	(17,906)	(72,728)	(69,035)	(76,073)	(268,034)	(206,514)	(363,929)	(364,510)
Cross Currency Swap PEN	—	—	(47)	(48)	(48)	(49)	(188)	(194)	(189)	(194)	(31,223)	(31,965)	(31,695)	(32,450)
Cross Currency Swap JPY	—	—	(33,570)	—	(4,096)	(4,195)	(40,344)	(40,526)	(6,424)	(6,596)	(199,778)	(201,852)	(284,212)	(253,169)
Cross Currency Swap USD	—	—	—	—	(1,275)	(165,634)	(161,941)	(1,311)	(1,281)	(1,317)	(37,242)	(37,584)	(201,739)	(205,846)
Cross Currency Swap CHF	—	—	—	—	(3,858)	(3,929)	(7,653)	(91,923)	(197,107)	(114,409)	—	—	(208,618)	(210,261)
Cross Currency Swap EUR	—	—	—	—	(1,857)	(1,912)	(3,715)	(3,805)	(3,718)	(44,464)	(85,686)	(45,439)	(94,976)	(95,620)
Cross Currency Swap AUD	—	—	(31)	(232)	(521)	(738)	(1,103)	(1,939)	(1,104)	(1,942)	(108,622)	(152,709)	(111,381)	(157,560)
Cross Currency Swap NOK	—	—	—	—	(609)	(624)	(1,215)	(1,247)	(1,216)	(1,249)	(64,483)	(65,591)	(67,523)	(68,711)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—